Consolidated statements of financial position - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Non-current assets
Other non-current assets		$ 128	$ 850	[1]
Derivative financial instruments	[1]		5,116		$ 6,038
Vessels		2,286,430	2,509,283	[1]	2,563,122	[1]
Right-of-use assets		1,033
Total non-current assets		2,287,591	2,515,249	[1]	2,569,160	[1]
Current assets
Trade and other receivables		7,147	13,811	[1]	3,877	[1]
Inventories		3,353	3,379	[1]	3,321	[1]
Due from related parties	[1]		14,540
Prepayments and other current assets		1,597	1,245	[1]	1,765	[1]
Derivative financial instruments		372	4,615	[1]	577	[1]
Short-term investments	[1]		10,000
Cash and cash equivalents		96,884	133,370	[1]	153,675	[1]
Total current assets		109,353	180,960	[1]	163,215	[1]
Total assets		2,396,944	2,696,209	[1]	2,732,375	[1]
Owners'/partners' equity
Owners' capital	[1]		73,134		216,155
Common unitholders (41,002,121 units issued and outstanding as of January 1, 2018, 45,448,993 units issued and outstanding as of December 31, 2018 and 46,860,182 units issued and outstanding as of December 31, 2019)		606,811	812,863	[1]	752,456	[1]
General partner (836,779 units issued and outstanding as of January 1, 2018, 927,532 units issued and outstanding as of December 31, 2018 and 1,021,336 units issued and outstanding as of December 31, 2019)		11,271	13,289	[1]	11,781	[1]
Incentive distribution rights	[1]		5,176		6,596
Preference unitholders (5,750,000 Series A Preference Units issued and outstanding as of January 1, 2018, 5,750,000 Series A Preference Units, 4,600,000 Series B Preference Units and 4,000,000 Series C Preference Units issued and outstanding as of December 31, 2018 and December 31, 2019)		347,889	348,331	[1]	139,321	[1]
Total owners'/partners' equity		965,971	1,252,793	[1]	1,126,309	[1]
Current liabilities
Trade accounts payable		16,630	7,626	[1]	5,306	[1]
Due to related parties		5,642	2,623	[1]	8,581	[1]
Derivative financial instruments		2,607	1,253	[1]	269	[1]
Other payables and accruals		51,570	60,671	[1]	49,824	[1]
Borrowings-current portion		109,822	440,389	[1]	132,102	[1]
Lease liabilities-current portion		472
Total current liabilities		186,743	512,562	[1]	196,082	[1]
Non-current liabilities
Derivative financial instruments		6,688	3,543	[1]
Borrowings-non-current portion		1,236,202	925,411	[1]	1,409,734	[1]
Lease liabilities-non-current portion		414
Other non-current liabilities		926	1,900	[1]	250	[1]
Total non-current liabilities		1,244,230	930,854	[1]	1,409,984	[1]
Total owners'/partners' equity and liabilities		$ 2,396,944	$ 2,696,209	[1]	$ 2,732,375	[1]

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).